5. NOTE PAYABLE (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Note Payable	$ 0		$ 116,141
Interest Expense	3,663	$ 5,322
25 Fordham Drive
Building	220,000
Loan	$ 200,000
Interest Rate	5.00%